Derecognition and offset of financial instruments_Financial liabilities subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		₩ 43,109,156,000,000		₩ 47,171,791,000,000
Gross amounts of recognized financial liabilities set off		29,699,412,000,000		38,987,064,000,000
Net amounts of financial liabilities presented		13,409,744,000,000		8,184,727,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		11,814,592,000,000		7,163,786,000,000
Cash collateral pledged		115,615,000,000		157,750,000,000
Net amounts		1,479,537,000,000		₩ 863,191,000,000
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement				The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loan. The repurchase and resale agreements can have the offsetting right only under the trading party's default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of K-IFRS 1032. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of K-IFRS 1032. The Group disclosed bonds sold (purchased) under repurchase agreements as borrowings (loans and other financial assets at amortized cost (loans and receivables in previous year)).
Derivative liabilities
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[1]	1,862,681,000,000		₩ 3,000,160,000,000
Gross amounts of recognized financial liabilities set off	[1]	0		1,710,000,000
Net amounts of financial liabilities presented	[1]	₩ 1,862,681,000,000		₩ 2,998,450,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Payable spot exchange
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2]	₩ 4,206,027,000,000		₩ 3,723,886,000,000
Gross amounts of recognized financial liabilities set off	[2]	0		0
Net amounts of financial liabilities presented	[2]	₩ 4,206,027,000,000		₩ 3,723,886,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative liabilities, Equity-linked securities index in short position and Payable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 5,540,147,000,000		₩ 5,866,682,000,000
Cash collateral pledged		115,615,000,000		157,750,000,000
Net amounts		₩ 577,713,000,000		₩ 857,961,000,000
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[3]	₩ 42,907,000,000		₩ 3,173,000,000
Gross amounts of recognized financial liabilities set off	[3]	0		0
Net amounts of financial liabilities presented	[3]	42,907,000,000		3,173,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[3]	42,907,000,000		3,173,000,000
Cash collateral pledged	[3]	0		0
Net amounts	[3]	₩ 0		₩ 0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The resale and repurchase agreements can have the offsetting right only under the trading party's default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds purchased under resale agreements as loan at amortized cost and other financial assets (loans and receivables in previous year) and bonds sold under repurchase agreements as borrowings.		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The resale and repurchase agreements can have the offsetting right only under the trading party's default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds purchased under resale agreements as loan at amortized cost and other financial assets (loans and receivables in previous year) and bonds sold under repurchase agreements as borrowings.
Domestic exchanges settlement debits
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2]	₩ 36,832,774,000,000	[4]	₩ 40,284,515,000,000	[5]
Gross amounts of recognized financial liabilities set off	[2]	29,699,412,000,000	[4]	38,985,354,000,000	[5]
Net amounts of financial liabilities presented	[2]	7,133,362,000,000	[4]	1,299,161,000,000	[5]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[2]	6,231,538,000,000	[4]	1,293,931,000,000	[5]
Cash collateral pledged	[2]	0	[4]	0	[5]
Net amounts	[2]	₩ 901,824,000,000	[4]	₩ 5,230,000,000	[5]
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group's statements of financial position.		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group's statements of financial position.
Equity-linked securities index in short position
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		₩ 164,767,000,000	[6]	₩ 160,057,000,000	[7]
Gross amounts of recognized financial liabilities set off		0	[6]	0	[7]
Net amounts of financial liabilities presented		164,767,000,000	[6]	160,057,000,000	[7]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		0		0
Cash collateral pledged		0		0
Net amounts		₩ 0		₩ 0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.

[1]	The items include derivatives held for trading, derivatives designated for hedging.
[2]	The items are included in other financial liabilities.
[3]	The items are included in borrowings.
[4]	Certain financial assets and liabilities are presented as net amounts.
[5]	Certain financial assets and liabilities are presented at as net amounts.
[6]	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
[7]	The items are equity linked securities related to derivatives and are included in financial liabilities at fair value through profit or loss mandatorily measured at fair value.